Segmented Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of information with respect to segment disclosures
Total Sales	$ 28,748	$ 23,465	$ 16,876
External sales	28,748	23,465	16,876
Depreciation and amortization	686	656	725
Goodwill	1,196	1,194	1,138
Fixed asset additions	1,236	746	616
Fixed assets, net	4,236	3,742	3,741
Other expense, net	(156)	(25)	(191)
Interest income, net	6	11	(7)
Income (loss) before income taxes, Total	1,217	1,197	(477)
Current assets	8,146	7,485	6,085
Investments, goodwill and other assets	2,297	2,447	2,312
Consolidated total assets	14,679	13,674	12,138
Canada [Member]
Schedule of information with respect to segment disclosures
Total Sales	5,951	5,122	3,299
External sales	5,552	4,777	3,000
Fixed asset additions	115	126	62
Fixed assets, net	586	638	644
United States [Member]
Schedule of information with respect to segment disclosures
Total Sales	7,025	5,808	4,008
External sales	6,514	5,348	3,762
Fixed asset additions	281	130	71
Fixed assets, net	804	668	709
Mexico [Member]
Schedule of information with respect to segment disclosures
Total Sales	2,902	2,346	1,240
External sales	2,698	2,189	1,150
Fixed asset additions	162	49	60
Fixed assets, net	477	371	363
Intersegment Elimination [Member]
Schedule of information with respect to segment disclosures
Total Sales	(1,023)	(906)	(550)
Corporate Elimination [Member]
Schedule of information with respect to segment disclosures
Total Sales	(262)	(210)	(216)
External sales	49	53	14
Depreciation and amortization	31	29	20
Adjusted EBIT	(40)	(94)	(71)
Goodwill	1	1
Fixed asset additions	19	84	107
Fixed assets, net	282	336	388
Reportable Segment [Member]
Schedule of information with respect to segment disclosures
Total Sales	28,748	23,465	16,876
External sales	28,748	23,465	16,876
Depreciation and amortization	686	656	725
Adjusted EBIT	1,367	1,211	(279)
Goodwill	1,196	1,194	1,138
Fixed asset additions	1,236	746	616
Fixed assets, net	4,236	3,742	3,741
North America [Member]
Schedule of information with respect to segment disclosures
Total Sales	14,855	12,370	7,997
External sales	14,764	12,314	7,912
Depreciation and amortization	358	358	410
Adjusted EBIT	1,373	1,116	25
Goodwill	644	651	639
Fixed asset additions	558	305	193
Fixed assets, net	1,867	1,677	1,716
Euroland [Member]
Schedule of information with respect to segment disclosures
Total Sales	10,122	8,338	6,810
External sales	9,956	8,185	6,675
Fixed asset additions	292	177	186
Fixed assets, net	1,012	970	1,041
Great Britain [Member]
Schedule of information with respect to segment disclosures
Total Sales	913	813	748
External sales	909	813	748
Fixed asset additions	7	5	4
Fixed assets, net	53	58	67
Other European Countries[Member]
Schedule of information with respect to segment disclosures
Total Sales	1,707	1,271	1,047
External sales	1,564	1,170	927
Fixed asset additions	124	131	103
Fixed assets, net	537	490	379
Europe [Member]
Schedule of information with respect to segment disclosures
Total Sales	12,556	10,289	8,445
External sales	12,429	10,168	8,350
Depreciation and amortization	259	242	274
Adjusted EBIT	(22)	117	(273)
Goodwill	393	402	421
Fixed asset additions	423	313	293
Fixed assets, net	1,602	1,518	1,487
Europe [Member] | Intersegment Elimination [Member]
Schedule of information with respect to segment disclosures
Total Sales	(186)	(133)	(160)
Rest of World [Member]
Schedule of information with respect to segment disclosures
Total Sales	1,599	1,016	650
External sales	1,506	930	600
Depreciation and amortization	38	27	21
Adjusted EBIT	56	72	40
Goodwill	158	140	78
Fixed asset additions	236	44	23
Fixed assets, net	$ 485	$ 211	$ 150